Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note 14 - Fair Value of Financial Instruments

FASB ASC-820 establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC-820 are as follows:

Level 1:  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2:  Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:  Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

For assets measured at fair value on a recurring basis, the fair value measurement by level within the fair value hierarchy are as follows:

(Level 1) Quoted Prices In active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

December 31, 2011:		(In Thousands)
Obligations of states and political subdivisions	$0	$140,953	$0
Mortgage-backed securities	0	48,945	0

$0	$189,898	$0

December 31, 2010:
Obligations of states and political subdivisions	$0	$65,448	$0
Mortgage-backed securities	0	65,711	0

$0	$131,159	$0

We may be required to measure certain other financial assets at fair value on a nonrecurring basis. These adjustments to fair value usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The Level 3 disclosures shown below represent the carrying value of loans for which adjustments are primarily based on the appraised value of collateral or the present value of expected future cash flows, which often results in significant management assumptions and input with respect to the determination of fair value.  There were no realized or unrealized gains or losses relating to Level 3 financial assets and liabilities measured on a nonrecurring basis for the year ended December 31, 2011 and December 31, 2010.

For assets measured at fair value on a nonrecurring basis, the fair value measurement by level within the fair value hierarchy used are as follows:

(Level 1) Quoted Prices In active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

December 31, 2011:		(In Thousands)

Impaired Loans	$0	$0	$0
Other Real Estate Owned	$0	$0	$8

December 31, 2010:

Impaired Loans	$0	$0	$864

There were no impaired loans at December 31, 2011, which were measured using the fair value of the collateral less estimated costs to sell for collateral-dependent loans.

Impaired loans at December 31, 2010, which are measured using the fair value of the collateral less estimated costs to sell for collateral-dependent loans, had a carrying amount of $977,000 with a valuation allowance of $113,000.

The decrease in impaired loans at December 31, 2011 compared to December 31, 2010, was the result of the loans no longer being deemed impaired.

Other real estate owned at December 31, 2011, which is measured using the fair value of the collateral less estimated costs to sell, had a carrying amount of $8,000.

ASC 825-10-65, Transition Related to FSP FAS 107-1 and APB 28-1, “Interim Disclosures about Fair Value of Financial Instruments,” require disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring basis are as discussed above. The methodologies for other financial assets and financial liabilities are discussed below.

The following methods and assumptions were used by the Corporation in estimating financial instrument fair values:

Cash and Short-Term Investments

The carrying amounts for cash and short-term investments approximate the estimated fair values of such assets.

Securities Available for Sale

The Corporation utilizes a third party in determining the fair values for securities held as available for sale.  For the Corporation's agency mortgage backed securities, the third party utilizes market data, pricing models that vary based on asset class and include available trade, bid and other market information. Methodology includes broker quotes, proprietary models, descriptive terms and conditions.  The third party uses their own proprietary valuation matrices in determining fair values for municipal bonds.  These matrices utilize comprehensive municipal bond interest rate tables daily to determine market price, movement and yield relationships.

Restricted Investments in Bank Stock

The carrying amounts of restricted investments in bank stock approximate the estimated fair value of such assets.

Loans Receivable

The estimated fair values of our fixed rate loans are estimated by discounting the future cash flows using interest rates currently offered for loans with similar terms to borrowers of similar credit quality.  Fair values of variable rate loans subject to frequent re-pricing and which entail no significant credit risk are based on the carrying values.

Deposits

For deposits which are payable on demand at the reporting date, representing all deposits other than time deposits, management estimated that the carrying value of such deposits is a reasonable estimate of fair value.  Fair values of time deposits are estimated by discounting the future cash flows using interest rates currently being offered and a schedule of aggregate expected maturities.

Short-Term Borrowings

The carrying amounts for short-term borrowings approximate the estimated fair value of such liabilities.

Long-Term Borrowings

Fair values of long-term borrowings are estimated by discounting the future cash flows using interest rates currently available for borrowings with similar terms and maturity.

Accrued Interest Receivable and Payable

The carrying amount of accrued interest receivable and payable is considered a reasonable estimate of fair value.

Off-Balance Sheet Instruments

The fair value of commitments to extend credit and for outstanding letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account market interest rates, the remaining terms and present credit worthiness of the counterparties.

The carrying amounts and fair values of the Corporation's financial instruments as of December 31 are presented in the following table:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Financial assets:
Cash and short-term investments	$6,460	$6,460	$5,594	$5,594
Securities available for sale	189,898	189,898	131,159	131,159
Restricted investments in bank stock	3,534	3,534	4,339	4,339
Net loans receivable	177,713	183,458	190,220	191,109
Accrued interest receivable	2,545	2,545	1,519	1,519
Financial liabilities:
Deposits	$303,816	$299,593	$276,494	$272,035
Short-term borrowings	29,450	29,450	17,700	17,700
Long-term borrowings	10,000	10,000	10,000	10,172
Accrued interest payable	281	281	331	331

Off-balance sheet financial instruments	0	0	0	0